Basic and Diluted Net Income Per Share	9 Months Ended
Jul. 29, 2011
Basic and Diluted Net Income Per Share [Abstract]
Basic and Diluted Net Income Per Share
6.	Basic and Diluted Net Income Per Share

Basic net income per share is computed based on the weighted-average number of shares outstanding during each period.  Diluted net income per share is computed based on the weighted-average number of shares outstanding during each period, plus dilutive potential shares considered outstanding during the period.

The following table sets forth the computation of basic and diluted net income per share:

	Quarter Ended		Nine Months Ended
	July 29,	July 30,	July 29,	July 30,
In thousands except per share data	2011	2010	2011	2010
Numerator:
Income from continuing operations	$171,805	$118,503	$436,009	$315,161
Income from discontinued operations	1,300	-	1,300	-
Net income	$173,105	$118,503	$437,309	$315,161

Denominator:
Denominator for basic net income per share -
Weighted average shares	105,204	103,333	104,803	103,084
Effect of dilutive securities:
Stock options, restricted stock units and
performance shares	1,531	1,631	1,672	1,648
Denominator for diluted net income per share -
Adjusted weighted average shares and
assumed conversions	106,735	104,964	106,475	104,732

Basic earnings per share:
Continuing operations	$1.63	$1.15	$4.16	$3.06
Discontinued operations	0.01	-	0.01	-
Net income	$1.64	$1.15	$4.17	$3.06

Diluted earnings per share:
Continuing operations	$1.61	$1.13	$4.09	$3.01
Discontinued operations	0.01	-	0.01	-
Net income	$1.62	$1.13	$4.10	$3.01